Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 05, 2022	Mar. 15, 2022	Aug. 01, 2019	Apr. 01, 2019	Apr. 10, 2017	Apr. 01, 2015	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000015864 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000			$ 22,247	$ 20,281		$ 18,592	$ 19,210	$ 17,192	$ 12,707	$ 14,409	$ 13,210		$ 12,508	$ 10,678
C000015866 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,703	20,657		18,901	19,490	17,428	12,846	14,536	13,302		12,571	10,711
C000189825 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				18,241	16,592		15,160	15,609	13,924	10,252	11,581		$ 10,583
C000015865 [Member]
Account Value [Line Items]
Accumulated Value						9,425			20,429	18,692		17,178	17,793	15,963	11,829	13,446	12,359		11,730	10,038
C000015867 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,135	18,543		17,169	17,917	16,195	12,095	13,848	12,822		12,261	10,572
C000015868 [Member]
Account Value [Line Items]
Accumulated Value						10,000			21,156	19,375		17,863	18,552	16,678	12,391	14,125	13,010		12,377	10,627
C000189826 [Member]
Account Value [Line Items]
Accumulated Value					10,000				18,029	16,402		15,006	15,474	13,836	10,194	11,550		10,557
C000131602 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,026	20,921		19,116	19,682	17,557	12,940	14,618	13,359		12,606	10,714
C000214992 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 8,468	15,514	14,015		12,733	13,039	11,568
C000015871 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,012	20,053		17,712	17,743	15,867	10,821	12,613	11,877		11,459	9,594
C000015873 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,462	20,424		17,989	17,985	16,053	10,916	12,712	11,947		11,504	9,603
C000015872 [Member]
Account Value [Line Items]
Accumulated Value						9,425			20,234	18,480		16,364	16,417	14,732	10,060	11,769	11,110		10,745	9,009
C000015876 [Member]
Account Value [Line Items]
Accumulated Value						10,000			19,946	18,358		16,363	16,556	14,956	10,293	12,129	11,536		11,240	9,497
C000015877 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,960	19,195		17,025	17,140	15,408	10,553	12,373	11,710		11,354	9,545
C000189827 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,556	17,782		15,679	15,659	13,980	9,506	11,071		10,405
C000131603 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,785	20,684		18,208	18,159	16,199	10,998	12,789	12,001		11,539	9,617
C000236300 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,338		13,157	12,726		11,498
C000015878 [Member]
Account Value [Line Items]
Accumulated Value						10,000			21,599	20,419		18,598	19,090	16,973	10,796	13,089	12,983		12,305	10,194
C000015880 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,035	20,789		18,899	19,361	17,171	10,902	13,200	13,060		12,353	10,214
C000189829 [Member]
Account Value [Line Items]
Accumulated Value					10,000				18,063	17,017		15,448	15,801	13,993	8,874	10,720		10,597
C000015879 [Member]
Account Value [Line Items]
Accumulated Value						9,425			19,851	18,811		17,171	17,682	15,756	10,044	12,213	12,143		11,536	9,584
C000087957 [Member]
Account Value [Line Items]
Accumulated Value						10,000			19,541	18,668		17,166	17,795	15,978	10,265	12,575	12,604		12,063	10,090
C000015881 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,550	19,519		17,867	18,436	16,472	10,526	12,837	12,795		12,184	10,143
C000189828 [Member]
Account Value [Line Items]
Accumulated Value					10,000				17,852	16,844		15,304	15,677	13,913	8,829	10,690		10,583
C000131604 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,369	21,072		19,115	19,565	17,326	10,984	13,271	13,119		12,391	10,229
C000236301 [Member]
Account Value [Line Items]
Accumulated Value		10,000					9,837		12,060	11,646		10,903
C000234632 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000								10,850	10,715	$ 9,460
C000234633 [Member]
Account Value [Line Items]
Accumulated Value	10,000								10,914	10,768	9,478
C000234634 [Member]
Account Value [Line Items]
Accumulated Value	9,425								10,146	10,050	8,895
C000234635 [Member]
Account Value [Line Items]
Accumulated Value	10,000								10,694	10,624	9,415
C000234631 [Member]
Account Value [Line Items]
Accumulated Value	10,000								10,963	10,799	9,492
C000234630 [Member]
Account Value [Line Items]
Accumulated Value	10,000								11,206	10,955	9,569
C000015885 [Member]
Account Value [Line Items]
Accumulated Value						10,000			21,514	22,455		18,913	20,568	19,691	9,484	12,552	12,960		12,296	9,375
C000015887 [Member]
Account Value [Line Items]
Accumulated Value						10,000			21,967	22,868		19,228	20,868	19,931	9,580	12,655	13,040		12,352	9,398
C000189831 [Member]
Account Value [Line Items]
Accumulated Value					10,000				18,298	19,018		15,956	17,290	16,507	7,920	10,442		10,743
C000015886 [Member]
Account Value [Line Items]
Accumulated Value						9,425			19,791	20,703		17,472	19,053	18,284	8,826	11,716	12,119		11,540	8,821
C000087958 [Member]
Account Value [Line Items]
Accumulated Value						10,000			19,476	20,532		17,468	19,193	18,545	9,029	12,056	12,583		12,052	9,287
C000087959 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,471	21,475		18,178	19,855	19,116	9,252	12,303	12,760		12,173	9,335
C000189830 [Member]
Account Value [Line Items]
Accumulated Value					10,000				18,072	18,813		15,821	17,169	16,399	7,875	10,418		10,732
C000131606 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,279	23,179		19,443	21,071	20,096	9,642	12,718	13,084		12,375	9,414
C000212522 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					18,078	18,668		15,556	16,733	15,842	7,542
C000015889 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,329	20,850		18,190	18,605	16,573	10,157	12,684	12,195		11,796	9,847
C000015891 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,788	21,241		18,478	18,862	16,775	10,273	12,794	12,278		11,853	9,879
C000181791 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,492	18,141		15,759	16,062	14,264	8,722	10,847		10,394
C000015890 [Member]
Account Value [Line Items]
Accumulated Value						9,425			20,521	19,233		16,796	17,241	15,395	9,469	11,838	11,423		11,076	9,269
C000015894 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,208	19,054		16,775	17,344	15,604	9,676	12,183	11,837		11,559	9,758
C000015895 [Member]
Account Value [Line Items]
Accumulated Value						10,000			21,219	19,916		17,460	17,948	16,068	9,909	12,434	12,014		11,678	9,798
C000181792 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,250	17,942		15,627	15,949	14,182	8,685	10,817		10,380
C000131607 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,131	21,528		18,701	19,061	16,927	10,350	12,872	12,334		11,889	9,894
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value						10,000			30,515	28,460		22,012	24,078	21,513	13,236	14,566	13,392		11,766	9,966
Russell 3000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				26,002	24,251		18,757	20,517	18,331	11,279	12,411		11,411
Russell 3000 (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			10,000					8,686	20,025	18,677		14,445	15,801	14,118
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value						10,000			31,551	29,263		22,533	24,597	21,716	13,523	14,703	13,452		11,802	10,050
Russell 1000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				26,780	24,837		19,125	20,877	18,432	11,478	12,479		11,417
Russell 1000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,660		13,674	12,827		11,897
Russell 3000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000					9,142		13,498	12,673		11,820
Russell 3000 (Inception Date 4/5/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000								12,700	11,845	9,161
Russell 3000 (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				10,000					20,708	19,322		14,944	16,347	14,600	8,986
Russell 3000 Value [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,885	21,457		17,854	19,064	17,159	10,834	13,216	12,550		11,751	9,795
Russell 3000 Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,518	18,300		15,227	16,259	14,634	9,240	11,271		10,704
Russell 3000 Value (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 7,956	16,806	15,757		13,110	13,999	12,600
Russell 1000 Value [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,230	21,674		18,021	19,154	17,152	10,989	13,267	12,554		11,739	9,846
Russell 1000 Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,815	18,487		15,372	16,338	14,631	9,373	11,316		10,709
Russell 1000 Value (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,392		12,604	12,128		11,316
Russell Midcap Value [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,833	20,371		16,920	18,638	16,722	9,624	12,685	12,328		11,576	9,661
Russell Midcap Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				17,978	17,579		14,601	16,083	14,430	8,305	10,946		10,638
Russell Midcap Value (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,078		11,716	11,178		10,930
Russell 2000 Value (Inception Date 4/5/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000								10,169	10,497	$ 8,839
Russell 2000 Value [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000			18,033	18,615		15,675	18,008	17,429	8,845	12,572	$ 12,550		$ 11,938	$ 9,228
Russell 2000 Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				15,295	15,788		13,295	15,274	14,783	7,502	$ 10,663		$ 10,644
Russell 2000 Value (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 14,149	$ 14,605		$ 12,299	$ 14,130	$ 13,675	$ 6,940